INTEREST-BEARING BORROWINGS (Details 3) - CNY (¥)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Assets Sold under Agreements to Repurchase [Line Items]
Other borrowings		¥ 11,110,876,011	¥ 12,195,821,217
Short-term | Investors of consolidated VIEs
Assets Sold under Agreements to Repurchase [Line Items]
Term		Less than 1 year	Less than 1 year
Short-term	[1]	¥ 4,237,790,000	¥ 8,123,145,600
Short-term | Investors of consolidated VIEs | Minimum
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum		7.00%	7.00%
Short-term | Investors of consolidated VIEs | Maximum
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum		13.00%	13.00%
Short-term | Investors of internet funding platforms
Assets Sold under Agreements to Repurchase [Line Items]
Term		3 to 12 months	3 to 12 months
Short-term	[2]	¥ 0	¥ 184,157,982
Short-term | Investors of internet funding platforms | Minimum
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum		9.70%	9.70%
Short-term | Investors of internet funding platforms | Maximum
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum		14.00%	14.00%
Short-term | Asset management partnerships
Assets Sold under Agreements to Repurchase [Line Items]
Term		Less than 1 year	Less than 1 year
Short-term	[3]	¥ 78,950,000	¥ 75,000,000
Short-term | Asset management partnerships | Minimum
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum		11.00%	11.00%
Short-term | Asset management partnerships | Maximum
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum		15.00%	15.00%
Short-term | Trust company
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum			10.89%
Term		Less than 1 year	Less than 1 year
Short-term	[4]	¥ 0	¥ 110,000,000
Short-term | Senior tranche of asset management product which invests in the Group's loans portfolio
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum			8.50%
Term		Less than 1 year	Less than 1 year
Short-term	[5]	¥ 0	¥ 25,992,786
Short-term | Investors of wealth management product which invests in the Group's loans portfolio
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum		11.00%
Term		Less than 1 year	Less than 1 year
Short-term	[6]	¥ 10,423,230	¥ 0
Short-term | Micro-credit companies
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum		13.50%	13.50%
Term		Less than 1 year	Less than 1 year
Short-term	[7]	¥ 30,000,000	¥ 0
Long-term
Assets Sold under Agreements to Repurchase [Line Items]
Amount of long-term funds obtained		¥ 6,631,155,444
Long-term | Investors of consolidated VIEs
Assets Sold under Agreements to Repurchase [Line Items]
Term		Within 5 years	Within 5 years
Amount of long-term funds obtained	[1]	¥ 6,548,437,241	¥ 3,380,980,000
Long-term | Investors of consolidated VIEs | Minimum
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum		11.80%	11.80%
Long-term | Investors of consolidated VIEs | Maximum
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum		12.70%	12.70%
Long-term | Senior tranche of trust plan which invests in the Group's loans portfolio
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum		10.24%	10.24%
Term		Within 4 years	Within 4 years
Amount of long-term funds obtained	[8]	¥ 82,718,203	¥ 131,263,590
Other borrowings | Investors of consolidated VIEs
Assets Sold under Agreements to Repurchase [Line Items]
Other borrowings	[1]	121,127,920	147,849,661
Other borrowings | Investors of internet funding platforms
Assets Sold under Agreements to Repurchase [Line Items]
Other borrowings	[2]	0	2,148,517
Other borrowings | Asset management partnerships
Assets Sold under Agreements to Repurchase [Line Items]
Other borrowings	[3]	1,275,806	9,860,151
Other borrowings | Trust company
Assets Sold under Agreements to Repurchase [Line Items]
Other borrowings	[4]	0	4,854,255
Other borrowings | Senior tranche of asset management product which invests in the Group's loans portfolio
Assets Sold under Agreements to Repurchase [Line Items]
Other borrowings	[5]	0	117,284
Other borrowings | Senior tranche of trust plan which invests in the Group's loans portfolio
Assets Sold under Agreements to Repurchase [Line Items]
Other borrowings	[8]	0	451,391
Other borrowings | Micro-credit companies
Assets Sold under Agreements to Repurchase [Line Items]
Other borrowings	[7]	¥ 153,611	¥ 0

[1]	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payables in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates of the structured entities based on the related terms of those consolidated structured funds.
[2]	The borrowings from investor of internet funding platforms are funds raised from investors like a company named Shenzhen Taotaojin, bearing interest rate from 9.7% to 14% per year. As of December 31, 2018, the borrowings have been fully paid.
[3]	As of December 31, 2018, the borrowings from asset management partnerships are from (1) Zhuhai Longhua Qifu NO.1 Fund Partnership (Limited Partnership) with principal RMB50 million, (2) Ningbo Longhua Zhihe Investment Management Partnership (Limited Partnership) with principal RMB20 million, (3) Jilin Northeast Asia Innovation Financial Assets Trading Center Co., Ltd. with principal RMB8.95 million, bearing interest at 11%, 11.47% and 15% per year, respectively.
[4]	The borrowings from trust company is from Shanxi Trust Limited Company, bearing interest at 10.89% per year. As of December 31, 2018, the borrowings has been fully paid.
[5]	The borrowings from senior tranche of asset management product which invests in the Group's loans portfolio are the capitals from senior tranche holders of Zhaoqian Jinjiao Fanhua Asset Management Product, bearing interest at 8.5% per year. As of December 31, 2018, the borrowings has been fully paid.
[6]	The borrowings from Investors of wealth management product which invests in the Group's loans portfolio are the capitals from A-class purchasers of Lianda Baoli Co., Ltd, with principal RMB10.42 million on December 31, 2018, bearing interest at 11% per year.
[7]	The borrowings are from Guangdong Province Yueke Technology Micro-credit Co., Ltd. with principal RMB10 million and RMB20 million. The interest-bearing borrowings bear interest at 13.5% and 13% per year, respectively.
[8]	As of December 31, 2018, the borrowings from senior tranche of trust plan which invests in the Group's loans portfolio are the capitals from senior tranche holders of No.1 Wukuang Trust Yangguang Fanhua Plan with principal RMB82.72 million, bearing interest at 10.24% per year.